Estimated Amortization Expenses for Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
2021	$ 8,551
2022	6,846
2023	5,841
2024	1,447
2025	273
2026 and thereafter	203
Other intangible assets, Net	$ 23,161	$ 30,113